TAXES RECEOVERABLE (Tables)	12 Months Ended
Dec. 31, 2024
TAXES RECOVERABLE
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	December 31, 2024	December 31, 2023
VAT recoverable	$179	$3,231
GST recoverable	16	20
Income taxes recoverable	-	3,329
	$195	$6,580